FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2026
FAIR VALUE MEASUREMENTS
Schedule of quantitative information regarding market assumptions used in the Level 3 valuation of the PIPE subscription

	April 20, 2026	June 30, 2026
Expected term to De-SPAC (Years)	0.4	0.3
Warrant term	5.0	5.0
Probability of De-SPAC and Market Adjustment	64.0%	73.0%
Forward Risk-Free Rate (Continuous	3.88%	4.18%
Volatility	19.5%	40.0%
Redemption trigger price	$35.00	$35.00
Floor price	$7.28	$7.28

Schedule of summary of the changes in the fair value of PIPE Subscription, a Level 3 financial instrument

Fair value at April 20, 2026	$100,000,000
Change in fair value of PIPE Subscription derivative liability	37,942,000
Fair value at June 30, 2026	$137,942,000